Payments, Details - 12 months ended Sep. 30, 2024	Subnat. Juris.	Resource	Ext. Method
#: 1
	New York	Natural Gas and Oil [Member]	Well
#: 2
	Pennsylvania	Natural Gas and Oil [Member]	Well